MARKMAN                                 Markman MultiFund Trust
MULTIFUND                          312 Walnut Street, 21st Floor
TRUST                                 Cincinnati, Ohio 45202-3874

                                       Telephone 1-800-707-2771
                                                   513-629-2000




April 2, 1997


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Markman MultiFund Trust
     File Nos. 33-85182 and 811-8820

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Markman MultiFund Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 5) has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary